ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 70,335	$ 153,060	$ 155,562
Restricted cash – current	33,747	10,184	7,695
Restricted cash – long-term		0	0
Total cash and cash equivalents and restricted cash	$ 104,082	163,244	163,257	$ 372,605
As reported before change of principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		88,931	97,937
Restricted cash – current		15,449	19,612
Restricted cash – long-term		58,864	45,708
Total cash and cash equivalents and restricted cash		163,244	163,257
Effect of change | Adjustments for change in principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		64,129	57,625
Restricted cash – current		(5,265)	(11,917)
Restricted cash – long-term		(58,864)	(45,708)
Total cash and cash equivalents and restricted cash		$ 0	$ 0